UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:    Makena Capital Management, LLC
Address: 2755 Sand Hill Road, Suite 200
         Menlo Park, CA 94025


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  William L. McGrath
Title: General Counsel & Chief Compliance Officer
Phone: 650.926.0510

Signature, Place, and Date of Signing:

	/s/ William L. McGrath	 Menlo Park, CA		11/14/2012
	[Signature]		[City, State]		[Date]


Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		0

List of 13(f) Securities used for this report: 	third quarter 2012

Form 13F Information Table Entry Total:  	9

Form 13F Information Table Value Total:  	$103597
					 	(thousands)

List of Other Included Managers: 		NONE

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



FORM 13F INFORMATION TABLE


Column 			Column 			Column 		Column 			Column 		Column	Column	Column
  1			  2			  3		  4			 5	         6	  7	   8
-------------------	---------------		---------	-------		----------------------------	------	------	---------
NAME			TITLE							SHS
OF			OF					VALUE		OR PRN	SH/	PUT/	INVST	OTR	VTNG AUTHRTY
ISSUER			CLS			CUSIP		x$1000		AMT	PRN	CALL	DSCRTN	MGRS	SOLE 	SHRD NONE
-------------------	---------------		---------	-------		------	----	----	------	------	---- 	---- ----


BARCLAYS BK PLC	        DJUBS CMDT ETN36	06738C778	2342	        52966	SH			None	 Sole
ISHARES TR	        DJ US REAL EST	        464287739	3535	        54905	SH	Put		None	 Sole
ISHARES TR	        MSCI EMERG MKT	        464287234	523	        14,130 	SH			None	 Sole
ISHARES TR	        MSCI EAFE INDEX	        464287465	3624	        68379	SH			None	 Sole
ISHARES TR	        S&P NA NAT RES	        464287374	1862	        47130	SH			None	 Sole
ISHARES TR	        MSCI EAFE INDEX	        424287465	42609	        803940	SH			None	 Sole
VGUARDINTLEQINDF	MSCI EMR MKT ETF	922042858	43246	        1035844	SH			None	 Sole
ISHARES TR	        MSCI EMERG MKT	        464287234	5583	        135123	SH			None	 Sole
CAFEPRESS INC	        COM	                12769A103	273	        30000	SH			None	 Sole

